Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Earnings [Abstract]
Net sales	$ 576,918	$ 588,506	$ 552,641
Costs and expenses:
Cost of goods sold	475,536	478,657	432,731
Insurance recovery for business interruption - Note M	(20,893)	(4,082)
Selling, general and administrative expenses	80,386	71,890	72,310
Research and development expenses	20,918	19,990	18,313
Insurance recovery for property damage - Note M	(1,769)	(6,067)
Restructuring charge - Note O	6,386	2,878	1,444
Gain on sale-leaseback transaction - Note N	(10,334)
Operating earnings	26,688	25,240	27,843
Other (expense)/income:
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other	1,093	1,959	872
Total other income	254	1,097	183
Earnings before income taxes	26,942	26,337	28,026
Income tax expense - Note J	6,609	5,370	5,988
Net earnings	$ 20,333	$ 20,967	$ 22,038
Net earnings per share - Note D
Basic	$ 0.60	$ 0.61	$ 0.65
Diluted	$ 0.59	$ 0.60	$ 0.63